ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of receivables

		As at December 31
(In millions of dollars)	Note	2025	2024

Customer accounts receivable		6,326	5,762
Other accounts receivable		1,236	1,132
Allowance for doubtful accounts	19	(259)	(227)

Total accounts receivable		7,303	6,667

Current		6,105	5,478
Long-term		1,198	1,189

Total accounts receivable		7,303	6,667

Schedule of financing receivables
Below is a breakdown of our financing receivable balances.

	As at December 31
(In millions of dollars)	2025	2024

Current financing receivables	2,448	2,341
Long-term financing receivables	1,198	1,189

Total financing receivables	3,646	3,530